UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21210

Alpine Income Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York	10577
(Address of principal executive offices)	(Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, New York 10577

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(914) 251-0880

Date of fiscal year end:	October 31

Date of reporting period:	7/1/15-6/30/16

Item 1. Proxy Voting Record.

============== Alpine High Yield Managed Duration Municipal Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Alpine Ultra Short Tax Optimized Income Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpine Income Trust

By (Signature and Title)*	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	August 30, 2016

*Print the name and title of each signing officer under his or her signature.